Document and Entity Information	Oct. 26, 2026
Details
Registrant CIK	0001848672
Registrant Name	GLIDELOGIC CORP.
SEC Form	8-K
Period End date	Oct. 26, 2026
Tax Identification Number (TIN)	98-1575837
Emerging Growth Company	true
Ex Transition Period	false
Entity File Number	333-254750
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	8275 S. Eastern Ave
Entity Address, Address Line Two	Suite 200-#406
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89123
City Area Code	310
Local Phone Number	397-2300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false